Organization and Business Operations (Details) - USD ($)																							12 Months Ended
	Nov. 24, 2025	Sep. 12, 2025	Sep. 10, 2025	Aug. 11, 2025	Dec. 11, 2024	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Apr. 10, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 19, 2024	Mar. 12, 2024	Oct. 01, 2023	Aug. 17, 2023	Jun. 30, 2023	Jun. 21, 2023	Jun. 13, 2023	Aug. 16, 2022	Dec. 28, 2021	Dec. 14, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 14, 2026	Mar. 04, 2026	Feb. 05, 2026	Jan. 05, 2026	Dec. 08, 2025	Nov. 04, 2025	Oct. 07, 2025	Jul. 08, 2025	Jun. 06, 2025	May 21, 2025	May 07, 2025	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Feb. 09, 2025	Jan. 10, 2025	Nov. 11, 2024	Oct. 31, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 22, 2024	Jul. 10, 2024	Jun. 14, 2024	May 16, 2024	May 14, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 08, 2024	Jul. 17, 2023
Organization and Business Operations [Line Items]
Incorporated date																							May 20, 2021
Aggregate shares (in Shares)																							10,500,000
Underwriting fees																							$ 5,000,000
Deferred underwriting fees payable																							8,956,250
Other offering costs																							463,896
Deferred underwriting commissions																										$ 8,956,250
Outstanding amount																							$ 8,956,250
Public per share (in Dollars per share)																							$ 10.1
Aggregate shares percentage																							15.00%
Public shares percentage																							100.00%
Dissolution expenses																							$ 100,000
Redeemed shares (in Shares)		285,269
Deposited into trust account		$ 498		$ 6,203	$ 6,203																		29,191							$ 498	$ 498	$ 498	$ 6,203	$ 6,203		$ 6,203	$ 6,203	$ 6,203	$ 6,203		$ 6,203	$ 25,756		$ 25,756	$ 25,756	$ 25,756		$ 25,756	$ 25,756		$ 25,756	$ 25,756		$ 25,756	$ 60,000	$ 60,000
Amount withdrawn from trust account											$ 10,179,663
Aggregate amount																		$ 2,400,000					55,827
Misallocated restricted funds										$ 800,000
Additional payment amount			$ 586,001
Subscription per shares (in Dollars per share)				$ 1
Investor capital contribution																							$ 10
Price per share in trust account (in Dollars per share)																							$ 10.1
Public price per share held in trust account (in Dollars per share)																							$ 10.1
U.S. federal excise tax																							21.00%	21.00%
Percentage of fair market value																				1.00%			1.00%		1.00%
Redemption amount																			$ 239,604,919
Excise tax payable																									$ 2,396,049
Trust account redemption											$ 10,179,663												$ 3,335,294
Excise tax liability																							3,284,389																				$ 2,396,049
Total amount of penalties																							1,051,283
Reversed liabilities	$ 3,688,337
Accumulated deficit																							(17,401,965)	$ (18,861,366)
Reversal of prior year interest and penalties on excise tax liability	888,340																						(888,340)
General operating expense										669,440													157,897
Tax purposes																$ 328,000	$ 328,000
Funds for payment of general operating expenses													$ 428,912												240,528																												$ 669,440
Restricted funds in operating account																									$ 1,800,000																												$ 1,600,000
Funds withdrawn from the trust account															$ 669,440
Interest and penalties incurred																								61,891
Income taxe																								43,257
Prepaid income taxes																							610,976	601,348
Restricted cash balance amount																							0
Cash																							348,472
Working capital deficit																							8,004,895
Investment held in trust account																							297,614	3,666,439
Working capital loans																							$ 1,800,000	1,300,000
Convertible per unit (in Dollars per share)																							$ 10
Working capital loans outstanding																							$ 2,222,182	1,577,387
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 1
Sponsor amount							$ 200,000
Aggregate funded amount							$ 500,000
Additional of investment contributed																																								$ 500,000
Trust Agreement [Member]
Organization and Business Operations [Line Items]
Income tax paid												$ 720,192
Income tax																								$ 658,686																										$ 820,571
Interest and penalties incurred																																			$ 171,778												$ 79,849
Prepaid income taxes																							$ 610,976
Business Combination [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 0.1
Business combination percentage																							50.00%
Aggregate amount																							$ 231,800
Misallocated restricted funds										$ 800,000
Investment held in trust account																							297,614
Working capital loans																							$ 1,500,000
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Deposited into trust account																											$ 498	$ 498	$ 498
IPO [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																						$ 10	$ 10.1
Additional gross proceeds																						$ 250,000,000	$ 252,500,000
Price per unit (in Dollars per share)																							$ 10
Offering costs																							$ 14,420,146
Deferred underwriting fees payable																							$ 8,956,250
Deposits in trust account established														$ 40,000
Common stock issued and outstanding per share (in Dollars per share)														$ 0.02
Net tangible assets														$ 5,000,001
Private Placement Unit [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																					3,750
Price per share (in Dollars per share)																					$ 10
Sale of additional units (in Shares)																							950,000
Price per unit (in Dollars per share)																							$ 10
Generating gross proceeds																					$ 37,500		$ 9,500,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Additional gross proceeds																					$ 3,750,000
Sale of additional units (in Shares)																					375,000
Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Amount received																							$ 422,182
Unsecured Promissory Note [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Principal amount								$ 1,500,000
Special Meeting [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)			285,269																23,176,961
Percentage of fair market value																							1.00%
Excise tax payable																							$ 33,353
Third Extension Meeting [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)						$ 0.02
Deposited into trust account						$ 25,000
Annual Meeting [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)						977,625
Percentage of fair market value																							1.00%
Excise tax payable																							$ 114,980
2024 Annual Meeting [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Withdrawn from trust account to pay						$ 11,497,959
Trust Account [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)			$ 11.69
Deferred underwriting fees payable																							$ 8,956,250
Fair market value of assets held in trust account percentage																							80.00%
Redeemed shares (in Shares)																							101,797
Redeemed value			$ 3,335,294
Shares exercised (in Shares)			285,269
Trust account redemption					$ 11,497,959
Interest and dividend income													$ 252,108
Sponsor [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 0.1
Additional payment amount				$ 400,000
Working capital loans																							$ 1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Principal amount								$ 1,500,000	$ 422,182
U.S [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																				1.00%
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)							200,000																1
Common stock, par value (in Dollars per share)																							$ 0.0001	$ 0.0001
Redeemed shares (in Shares)					977,625						910,258							23,176,961					910,258
Redeemed value																		$ 239,604,919
Common stock shares issued (in Shares)																		8,881,250					9,835,000	9,835,000
Conversion of shares (in Shares)																		8,881,250
Common stock shares outstanding (in Shares)																							9,835,000	9,835,000
Percentage of outstanding shares																							81.70%
Withdrawn from trust account to pay																		$ 239,604,919
Subscription per shares (in Dollars per share)				$ 1
Reversed liabilities	3,688,337
Accumulated deficit	2,612,825
General operating expense	$ 187,171
Class A Common Stock [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																						$ 11.5
Class A Common Stock [Member] | Conversion of Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock shares outstanding (in Shares)																							12,033,039
Class A Common Stock [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)							500,000
Class A Common Stock [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																							$ 1
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																						25,000,000
Exercise price of warrant (in Dollars per share)																							11.5
Price per share (in Dollars per share)			$ 0.02
Class A Common Stock [Member] | Private Placement Unit [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																							$ 11.5
Class A Common Stock [Member] | Athena Technology Acquisition Corp. II [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																																																									$ 11.5
Class A Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Outstanding common stock not redeemed																			$ 60,000
Outstanding common stock not redeemed per share (in Dollars per share)																			$ 0.03
Common stock, par value (in Dollars per share)																			0.0001
Redeemed shares (in Shares)																							23,176,961
Class A Common Stock [Member] | Special Meeting [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)														910,258
Class A Common Stock [Member] | 2024 Annual Meeting [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)			25,000
Price per share (in Dollars per share)						$ 11.76
Class A Common Stock [Member] | 2024 Annual Meeting [Member] | Third Extension Meeting [Member]
Organization and Business Operations [Line Items]
Shares exercised (in Shares)						977,625
Class A Common Stock [Member] | Trust Account [Member] | Special Meeting [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)														910,258
Class A Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)							200,000																																	300,000
Class B Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																		$ 0.0001					$ 0.0001	$ 0.0001
Common stock shares issued (in Shares)
Common stock shares outstanding (in Shares)
Class B Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.0001